LINES OF CREDIT (Details Narrative) $ in Thousands	Jun. 30, 2025 USD ($)
Working Capital Lines of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 61,000
Working Capital Lines of Credit [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate	5.60%
Working Capital Lines of Credit [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate	7.50%
Wheat Credit Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 87,000
Wheat Credit Facilities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate	2.75%
Wheat Credit Facilities [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate	7.50%